Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Equity market risk (Details) - shares	Dec. 31, 2017	Dec. 31, 2016	Jan. 29, 2016	Dec. 31, 2015
Disclosure of nature and extent of risks arising from financial instruments [line items]
Treasury shares held (in shares)	497,625	22,423		27,663
Available for sale securities, BT shares [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity interest (as a percent)	2.67%		4.00%